INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
SCHEDULE OF PROVISION BENEFIT FOR INCOME TAXES

Our provision (benefit) for income taxes for the years ended December 31, 2025 and 2024 was as follows:

	December 31, 2025	December 31, 2024 (as restated)
Current Federal and State	$-	$-
Deferred Federal and State	-	-
Total (benefit) provision for income taxes	$-	$-

SCHEDULE OF RECONCILIATION EFFECTIVE INCOME TAX RATE AND STATUTORY INCOME TAX RATE

A reconciliation of our effective income tax rate and statutory income tax rate for the years ended December 31, 2025 and 2024 is as follows:

	December 31, 2025	December 31, 2024 (as restated)
Federal tax	21.0%	21.0%
State tax	6.5%	6.5%
Non-deductible loss on extinguishment of debt	(4.0)%	-%
Permanent items	(1.3)%	(0.6)%
Valuation Allowance	(22.2)%	(26.9)%
Effective income tax rate	-%	-%

SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES FOR FEDERAL AND STATE INCOME TAXES

The significant components of our deferred tax assets and liabilities for Federal and state income taxes consisted of the following:

	December 31, 2025	December 31, 2024 (as restated)
Deferred tax assets
Share-based compensation	$2,874,700	$1,614,800
Loss carryforward	6,521,600	4,620,400
Accrued payroll	241,600	241,600
Other	30,100	-
Valuation Allowance	(8,910,100)	(5,838,900)
Total deferred tax assets	$757,900	$637,900

Deferred tax liabilities
Fixed assets	$(757,900)	$(637,900)
	-	-
Total deferred tax liabilities	$(757,900)	$(637,900)

Total net deferred income tax assets (liabilities)	$-	$-